COMMITMENTS AND CONTINGENCIES	12 Months Ended
Jan. 31, 2020
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

5.  COMMITMENTS AND CONTINGENCIES

Commitments

As part of the Merger process, the Company’s board of directors approved a retention bonus plan totaling $120,000 to be paid to employees. Payments under the retention bonus plan are based on meeting certain objectives. As of January 31, 2020, none of these objectives had been met. In the event the remaining employees are terminated as part of the Merger, severance payment obligations of approximately $75,000 are expected to be paid.

See Note 10 for discussion regarding the Company’s operating and financing lease commitments.

Legal Proceedings

The Company may become subject to legal proceedings, claims and litigation arising in the ordinary course of business. In addition, the Company may receive letters alleging infringement of patents or other intellectual property rights. The Company is not a party to any material legal proceeding, nor is it aware of any pending or threatened litigation that the Company believes is likely to have a material adverse effect on its business, results of operations, cash flows or financial condition should such litigation be resolved unfavorably. These claims, even if not meritorious, could result in the expenditure of significant financial resources and diversion of management efforts.

Indemnification

The Company enters into standard indemnification arrangements in the ordinary course of business. Pursuant to these arrangements, the Company indemnifies, holds harmless, and agrees to reimburse the indemnified parties for losses suffered or incurred by the indemnified party, in connection with any trade secret, copyright, patent or other intellectual property infringement claim by any third-party with respect to the Company’s technology. The term of these indemnification agreements is generally perpetual. The maximum potential amount of future payments the Company could be required to make under these agreements is not determinable because it involves claims that may be made against the Company in the future, but have not yet been made.

The Company has entered into indemnification agreements with its directors, officers and certain of its medical advisors that may require the Company to indemnify its directors, officers and such medical advisors against liabilities that may arise by reason of their status or service in these roles, other than liabilities arising from willful misconduct of the individual. The Company has not incurred costs to defend lawsuits or settle claims related to these indemnification agreements. No liability associated with such indemnifications has been recorded to date.